Securities, Amortized Cost and Fair Value of Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Amortized cost of Available-for-sale Securities by Contractual Maturity [Abstract]
Due in one year or less	$ 7,019
Due in one to five years	54,524
Due in five to ten years	5,000
Due after ten years	0
Agency mortgage-backed securities, residential	136,282
Amortized Cost	202,825	$ 176,104
Fair Value of Available-for-sale Securities by Contractual Maturity [Abstract]
Due in one year or less	6,921
Due in one to five years	51,540
Due in five to ten years	4,314
Due after ten years	0
Agency mortgage-backed securities, residential	121,299
Estimated Fair Value	184,074	177,000
Debt Securities, Held-to-maturity, Maturity, Amortized Cost, Net [Abstract]
Due in one year or less	789
Due in one to five years	3,903
Due in five to ten years	2,263
Due after ten years	2,270
Agency mortgage-backed securities, residential	1
Amortized Cost	9,226	10,294
Debt Securities, Held-to-maturity, Maturity, Fair Value [Abstract]
Due in one year or less	787
Due in one to five years	3,735
Due in five to ten years	1,976
Due after ten years	1,961
Agency mortgage-backed securities, residential	1
Estimated Fair Value	$ 8,460	$ 10,450